Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Project debt	$ 5,036,193	$ 5,237,614	$ 4,852,348
2021 [Member]
Repayment schedule [Abstract]
Interest payment		19,287
Nominal repayment		293,059
2022 [Member]
Repayment schedule [Abstract]
Interest payment	18,017
Nominal repayment	317,388
Project debt		328,364
2023 [Member]
Repayment schedule [Abstract]
Project debt	355,956	355,806
2024 [Member]
Repayment schedule [Abstract]
Project debt	369,528	371,548
2025 [Member]
Repayment schedule [Abstract]
Project debt	498,712	508,843
2026 [Member]
Repayment schedule [Abstract]
Project debt	411,514
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,065,078	$ 3,360,707